RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions
	As of September 30,	As of March 31,
Due to the related parties	2025	2025
Minzhu Xu	2,402,678	1,777,512
Shunqi Du	82,892	70,646
Shuang Wu	98,469	98,469
Total	$2,584,039	$1,946,627
	As of September 30,	As of March 31,
Due from a related party	2025	2025
Jue Wang	291,000	-
Total	$291,000	$-